Share Capital And Share Based Compensation - Time based RSU's (Details) - Time based restricted stock units - $ / shares shares in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Nonvested, Number of Shares
Non vested RSU's starting balance (in shares)				220
Granted during the year (in shares)	23	50	55	94
Vested during the year (in shares)				(124)
Forfeited during the year (in shares)				(11)
Non vested RSU's ending balance (in shares)				179	220
Weighted average grant date fair value per share
Non vested RSU's starting balance (in dollars per share)				$ 22.97
Granted during the year (in dollars per share)				33.86
Vested during the year (in dollars per share)				34.96
Forfeited during the year (in dollars per share)				20.26
Non vested RSU's ending balance (in dollars per share)				$ 27.27	$ 22.97
Weighted average remaining contractual term (years)				1 year 4 months 24 days	1 year 8 months 12 days